Fair Value Measurement - Summary of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments		$ 36,001
Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Money market and mutual funds	$ 89,486	26,127
Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments		$ 36,001